Investments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total cash and cash equivalents	$ 26,410	$ 29,037	$ 24,912	$ 18,439
Cash equivalents [Member]
Total cash and cash equivalents	24,336	28,122
Cash [Member]
Total cash and cash equivalents	$ 2,074	$ 915